Business Combination - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2022	Mar. 31, 2022	Feb. 02, 2022	Jan. 19, 2022	Dec. 31, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Common stock, shares authorized	500,000,000				500,000,000			500,000,000
Preferred stock, shares authorized	10,000,000				10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Warrant liabilities	$ 470				$ 2,105			$ 125
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Authorized shares capital			510,000,000
Common stock, shares authorized	500,000,000		500,000,000		191,500,000			191,500,000
Preferred stock, shares authorized	10,000,000		10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.001			$ 0.001
Shares			10,350,000	57,034
Warrant liabilities			$ 1,300
Fair value of warrant liability	$ 500